Revenue - Disaggregation of Revenue from Contracts with Customers (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	€ 328,618	€ 468,487	€ 427,375
Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	327,316	467,255	426,200
Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,302	1,232	1,175
Wholesale (distributors and retailers) [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	255,507	386,421	359,021
Directly operated stores (end consumers) [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	73,111	82,066	68,354
United States of America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	87,250	119,749	117,012
Italy [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	39,037	61,284	53,157
United Kingdom [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	36,291	55,300	45,864
China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	26,211	59,358	48,857
Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	14,498	15,544	14,166
Spain [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	11,634	16,037	15,864
Mexico [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	8,197	10,594	7,509
Canada [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	8,117	15,033	13,127
Australia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,256	9,864	6,335
Belgium [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,302	8,084	9,250
United Arab Emirates [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,839	4,453	3,034
South Korea [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,518	6,150	7,574
Israel [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,371	5,804	5,236
Taiwan [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,326	329	2,342
Other countries [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	70,771	80,904	78,048
Europe, Middle East and Africa [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	159,570	215,596	197,584
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	122,820	165,453	157,373
Asia Pacific [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	46,228	87,438	72,418
Sale of upholstery furniture [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	281,638	398,768	373,936
Sale of home furnishing accessories [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	38,199	54,478	39,803
Sale of polyurethane foam [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,509	5,208	7,660
Sale of other goods [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,272	10,033	5,976
Natuzzi Editions Brand [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	176,600	213,481	203,849
Natuzzi Italia Brand [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	119,323	191,624	156,977
Private label [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	23,914	48,141	52,922
Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	€ 8,781	€ 15,241	€ 13,627